(ICON)

Prudential
Municipal
Series Fund

Ohio Series

SEMI
ANNUAL
REPORT
Feb. 28, 1998

(LOGO)

Prudential Municipal Series Fund

Ohio Series
Performance At A Glance.

Municipal bond prices climbed during the six months ended
February 28, 1998 because of unusually subdued inflation in the U.S. and strong investor demand resulting from an economic crisis in Asia. Your Prudential Municipal Series
Fund -- Ohio
Series beat the average comparable fund tracked by Lipper Analytical
Services by a solid margin, since we invested heavily in high quality, noncallable bonds that appreciated rapidly as interest rates fell.

Cumulative Total Returns1
As of 2/28/98
                Six        One          Five
Ten                 Since
               Months      Year         Years
Years              Inception2
Class A         5.62%      8.90%    32.94% (32.72)
N/A               81.26%   (80.97)
Class B         5.32       8.38     30.21  (30.00)
100.72% (100.40)   180.99  (179.61)
Class C         5.19       8.11     N/A
N/A                24.83   (24.63)
Lipper OH
Muni Avg.3      4.57       8.18     32.95
108.28                   ***

Average Annual Total Returns1
As of 3/31/98
             One        Five         Ten
Since
             Year       Years       Years
Inception2
Class A      6.79%   5.45% (5.41)   N/A
7.11% (7.09)
Class B      4.65    5.53  (5.49)   7.37% (7.36)
7.93  (7.88)
Class C      8.38    N/A            N/A
6.19  (6.14)

Distributions & Yields
As of 2/28/98

Taxable Equivalent Yield4
               Total Distributions      30-Day
At Tax Rates Of
                Paid for Six Mos.      SEC Yield
36%           39.6%
Class A              $0.36               3.86%
6.50%           6.89%
Class B              $0.34               3.58
6.03            6.39
Class C              $0.33               3.33
5.61            5.94

Past performance is not indicative of future results. Principal and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

1 Source: Prudential Investments Fund Management and Lipper Analytical
Services. The cumulative total returns do not take into account sales charges. The average annual returns do take into account applicable sales charges. The Series charges a maximum front-end sales load of
3% for Class A shares and a six-year declining contingent deferred sales charge (CDSC) of 5%, 4%, 3%, 2%, 1% and 1% for Class B shares. Class C shares have a 1% CDSC for one year. Without waiver of management fees and/or expense subsidization, the
Series' cumulative and average annual total returns would have been lower, as indicated in parentheses ( ).
Class B
shares automatically convert to Class A shares on a quarterly basis, after approximately seven years.

2 Inception dates: Class A, 1/22/90; Class B,
9/20/84; and Class
C, 8/1/94.

3 The Lipper Ohio Municipal Bond fund average are for all funds in each share class for the six-month, 1-, 5-, and 10-year categories.

4 Taxable equivalent yields reflect federal and applicable state tax rates.

***The Lipper Since Inception category return for
Class A shares
is 81.18%; for Class B is 224.91%; and for Class C is 28.10% for
all funds in each share class.

How Investments Compared.
(As of 2/28/98)
(PIE CHART)

Source: Lipper Analytical Services. Financial markets change, so a mutual fund's past performance should never be used to predict future results. The risks to each of the investments listed above are different -- we provide 12-month total returns for several Lipper mutual fund categories to show you that reaching for higher yields means tolerating more risk. The greater the risk, the larger the potential reward or loss.
In addition, we've included historical 20-year average annual returns. These returns assume the reinvestment of dividends.

U.S. Growth Funds will fluctuate a great deal.
Investors have
received higher historical total returns from stocks than from most other invest-ments. Smaller capitalization stocks offer greater potential for long-term growth but may be more volatile than larger capitalization stocks.

General Bond Funds provide more income than stock funds, which can help smooth out their total returns year by year. But their prices still fluctuate (sometimes significantly) and their returns have been historically lower than those of stock funds.

General Municipal Debt Funds invest in bonds issued by state governments, state agencies and/or municipalities.
This
investment provides income that is usually exempt from federal and state income taxes.

U.S. Tax-Exempt Money Funds attempt to preserve a constant share value and provide tax-free income; they don't fluctuate much in price but their returns are generally among the lowest of the major investment categories.

*18 years for Tax-Exempt Money Funds.

Christian Smith, Fund Manager
(PICTURE)

Portfolio
Manager's Report

The Series invests in carefully selected, long-term municipal bonds that offer a high level of current income exempt from Ohio state and federal income taxes, consistent with preservation of capital. Certain shareholders, however, may be subject to the federal alternative minimum tax. There can be no assurance that the Series will achieve its investment objective.

Is Inflation Conquered?

Inflation inched up a mere 1.7% in 1997 and will likely remain tame this year as U.S. companies face increased competition from cheaper Asian imports. This is good news for bondholders because inflation hurts the value of their bonds' fixed interest and principal payments.

Strategy Session.

Asian Contagion
Lifts Munis.

Ohio benefits from its solid manufacturing base as well as its growing services and trade sectors. These economic characteristics, along with others such as strong financial management at the state level, prompted Standard &
Poor's to
affirm its AA+ rating on Ohio's general obligation bonds in the autumn.

On the opposite side of the globe, however, economic turbulence engulfed Asian markets as a series of financial shocks, caused by imprudent lending practices by major financial institutions, shook the region. Investors began selling Asian stocks and emerging market bonds, and sought refuge in U.S.
Treasury
securities. The ensuing rally in Treasuries spilled over into the municipal securities market, driving tax-exempt bond prices higher and yields lower. Investors also bid up municipal bonds on the view that Asian difficulties would help keep a lid on inflation in the U.S. So, they worried less that rising inflation would erode bond returns.

By mid-January, the Bond Buyer Revenue Bond Index, a widely watched gauge of tax-exempt yields, reached a record low of 5.25%. This occurred during the same week that the 30-year Treasury bond yield sank to 5.66%, its lowest point since 1977. Cash poured into Treasuries as investors were worried by the failure of Hong
Kong's
largest investment bank. Thus developments in Asia indirectly aided municipal bonds by boosting
Treasuries.

During the reporting period, we extended your Series' duration (a measure of sensitivity to interest rate changes) to 8.3 years from a low of 6.8 years, because a longer duration enabled the Series to appreciate faster as bond yields plunged.

Portfolio Composition.
Expressed as a percentage of
total investments as of 2/28/98.
(PIE CHART)

What Went Well.
Not Taking Any Calls.

As the tax-exempt bond rally accelerated, we positioned your
Series to take better advantage of price gains -- by increasing noncallable bonds to 35% of total investments as of February 28, from 25% at the start of the reporting period.
Emphasizing
noncallable bonds proved a sound strategy, as they gain more rapidly when interest rates decline because the bonds cannot be retired early.

In addition, many of our noncallable bonds are zero coupon bonds, which tend to rise quickly during a rally since they typically trade at a deep discount to maturity value. For example, we bought noncallable, zero coupon bonds of Toledo, Ohio, and Trumbull County, Ohio, both of which were rated triple-A by Moody's Investors
Service
and Standard & Poor's because interest and principal payments are insured.

Five Largest Issuers.
8.8%   Ohio State Air Quality
       Ohio Edison
6.0%   Puerto Rico Highway
       Authority
4.7%   Akron, Bath & Copley
       Townships Summa
       Health
3.8%   Guam Power Auth. Rev.
3.7%   Summit County Ind.
       Dev. Rev.

Expressed as a percentage of net assets
as of 2/28/98.

And Not So Well.
Difficult Finish.

The final month of the reporting period proved challenging for the bond market. For example, some investors sold municipal bonds after a speech by Federal Reserve Chairman
Alan
Greenspan dashed hopes for a federal funds rate cut in the near future. (Bond prices typically rise after the key short-term rate is lowered.) Greenspan suggested that the U.S. central bank will not have to move soon because the effect of the Asian crisis will probably be enough to ward off an outbreak of inflation.
In
the sell-off that followed his remarks, tax-exempt bond prices fell, partially erasing sizable gains realized in January.

Credit Quality.
Expressed as a percentage of
total investments as of 2/28/98.

Looking Ahead.
U.S. economic growth is bound to slow this year because we expect struggling Asian countries will purchase fewer exports from the U.S. and flood our markets with cheaper imports. We, too, believe this dampening of economic momentum will prove sufficient to quell any inflationary pressures. Furthermore, bond yields will likely fall (and prices rise) as evidence of a less robust economic expansion emerges. Our bond market outlook therefore remains decidedly positive.

President's Letter
April 3, 1998

Investing Smart.

Dear Shareholder:
This is the season when many investors receive income tax refunds or have a CD or two maturing. What will you do with these assets?
Investing smart can be a challenge especially given today's new investment choices.

The Federal Taxpayer Relief Act of 1997 is changing the way
Americans invest and accumulate wealth, save for college or build a nest egg for retirement. While the law offers opportunity, it is also complex. You may need help to put things in perspective.

Now may be an excellent time for you and your Prudential Financial
Professional to update your investment strategy and retirement plan. A wise investor does so periodically. You could find the tax law opening doors that may benefit you now or over the long term, such as --

--   Revised Capital Gains Tax Rates & Exclusions.
Long-term rates
are down. Is your portfolio positioned to benefit?
Also, new rules
allow you to keep more of the profit from the sale of your home
(perhaps up to $500,000 more).

--   New Roth IRAs. The Roth IRA features tax-free
distributions
and does not require mandatory withdrawals, which should be of particular interest to retirees seeking to shelter assets in a tax-free account.

--   New Education IRAs. Similar to a traditional
IRA, but
specifically designed for higher education. The new law also creates credits and deductions to help defray college costs.

--   Expanded IRAs. Rules governing traditional
IRAs have been
extensively revised. Deductibility and
contribution limits have
been broadened, as has the list for penalty-free early withdrawals, including first-time home buyers.

As you can see, what you don't know may cost you!
That's why I
recommend you call your Prudential Financial
Professional and
get a free investment plan checkup. Let us give you the information and tools to invest smart.

Sincerely,

Brian M. Storms
President, Prudential Mutual Funds & Annuities

Portfolio of Investments as
of February 28, 1998                  PRUDENTIAL
MUNICIPAL SERIES FUND
(Unaudited)                           OHIO SERIES
--------------------------------------------------
------------------------------

Principal

Moody's        Interest     Maturity     Amount
Value
Description (a)
Rating           Rate         Date        (000)
(Note 1)
--------------------------------------------------
--------------------------------------------------
--------------------------
LONG-TERM INVESTMENTS--98.9%
--------------------------------------------------
--------------------------------------------------
--------------------------
Akron Econ. Dev. Rev., M.B.I.A.
Aaa               6.00%      12/01/12   $  1,750
$ 1,980,072
Akron, Bath & Copley Twnshps., Hosp. Dist. Rev.,
Summa
   Health Systems Proj., Ser. A
A3                5.75       11/15/08      4,015
4,239,679
Akron, Gen. Oblig.
A                10.50       12/01/04        200
271,566
Brecksville Broadview Heights City Sch. Dist.,
F.G.I.C.        Aaa               6.50
12/01/16      1,000         1,142,050
Canton Water Works Sys., Gen. Oblig., A.M.B.A.C.
Aaa               5.85       12/01/15        700
757,029
Carroll Cnty. Econ. Dev. Rev., Great Trail Lake
Ctr.,
   F.H.A.
NR               11.75        8/01/14        630
722,629
Clear Fork Valley Loc. Sch. Dist., Richland Cnty.
AA-(c)           Zero        12/01/24        845
214,469
Cleveland City Sch. Dist., Gen. Oblig.,
   Sch. Impvt., Ser. B, F.G.I.C.
Aaa              Zero         6/01/05        490
356,470
   Sch. Impvt., Ser. B, F.G.I.C.
Aaa             Zero          6/01/06        400
277,396
   Sch. Impvt., Ser. B, F.G.I.C.
Aaa             Zero          6/01/07        315
208,039
   Sch. Impvt., Ser. B, F.G.I.C.
Aaa             Zero         12/01/08        550
337,144
Cleveland Arpt. Spl. Rev. Ref., Continental
Airlines,
   Inc., A.M.T.
Ba2               5.70       12/01/19        650
(e)       644,111
Columbus Citation Hsg. Dev. Corp., Mtge. Rev.,
F.H.A.          AA(c)             7.625
1/01/22      1,885 (d)     2,373,818
Columbus, Gen. Oblig., Mun. Arpt. No. 32, A.M.T.
Aaa               7.15        7/15/06        435
473,480
Cuyahoga Cnty. Hosp. Rev., Meridia Health Sys.
A1                6.25        8/15/24      1,500
1,704,870
Dayton, Gen. Oblig., M.B.I.A.
Aaa               7.00       12/01/07        480
(f)       578,549
Dover Mun. Elec. Sys. Rev., F.G.I.C.
Aaa               5.95       12/01/14      1,000
1,085,490
Dublin City Sch. Dist., Ref., M.B.I.A.
Aaa               5.00       12/01/19      2,000
1,968,560
Dublin City Sch. Dist., Cap. Apprec., F.G.I.C.,
Ref..,
   M.B.I.A.
Aaa             Zero         12/01/10      1,120
614,477
Fairfield City Sch. Dist., Cap. Apprec., Ref.,
Sch.
   Impvt.
A1              Zero         12/01/09        515
299,926
Franklin Cnty. Hosp. Rev., Holy Cross Hlth. Sys.,
Ser. B,
   A.M.B.A.C.
Aaa               7.65        6/01/10      2,500
(d)/(f)   2,746,050
Franklin Cnty. Conv. Fac. Auth., Tax Lease Rev.,
   Anticipation Bds., M.B.I.A.
Aaa               5.00       12/01/27      1,000
975,420
Franklin Cnty. Hlth. Care Fac. Rev., Ref., Ohio
   Presbyterian Svcs.
NR                5.50        7/01/21      1,000
983,150
Gahanna Jefferson City Sch. Dist., Gen. Oblig.,
   A.M.B.A.C.
Aaa             Zero         12/01/09        445
259,159
Greene Cnty. Cap. Apprec.,
   Swr. Sys. Rev., A.M.B.A.C.
Aaa             Zero         12/01/08        450
275,846
   Wtr. Sys. Rev., Ser. A, F.G.I.C.
Aaa               6.125      12/01/21      1,000
1,112,720
Guam Pwr. Auth. Rev., Ser. A
BBB(c)            6.75       10/01/24      3,110
3,474,025
Hilliard City Sch. Dist., Cap. Apprec. Impvt.,
   Ser. A, F.G.I.C.
Aaa             Zero         12/01/09      2,855
1,662,695
   Ser. A, F.G.I.C.
Aaa             Zero         12/01/10      2,855
1,566,367
Huber Heights Water Sys. Rev., Cap. Apprec.,
M.B.I.A.          Aaa             Zero
12/01/23      1,000           263,820
Logan Hocking Local Sch. Dist., Hocking, Perry &
Vinton
   Co., Gen. Oblig., A.M.B.A.C.
Aaa             Zero         12/01/09        650
378,547
Lorain Cnty. Hosp. Rev., Ref. Mtge., Elyria United
   Methodist Village
NR                6.875       6/01/22      2,500
2,750,400

--------------------------------------------------
------------------------------
See Notes to Financial Statements.     3

Portfolio of Investments as
of February 28, 1998                  PRUDENTIAL
MUNICIPAL SERIES FUND
(Unaudited)                           OHIO SERIES
--------------------------------------------------
------------------------------

Principal

Moody's        Interest     Maturity     Amount
Value
Description (a)
Rating           Rate         Date        (000)
(Note 1)
--------------------------------------------------
--------------------------------------------------
--------------------------
Lucas Cnty. Hlth. Fac. Rev., Ref., Ohio
Presbyterian
   Retirement Svcs.
NR               6.625%       7/01/14    $ 1,750
$ 1,913,275
Lucas Cnty. Hosp. Rev., Promedica Healthcare
Oblig., Ser.
   96, M.B.I.A.
Aaa              5.75        11/15/09
3,000(f)      3,290,130
Marion Cnty. Hosp. Impvt. Rev., Ref., Comn. Hosp.,
Ser.
   96
BBB+(c)          6.375        5/15/11      2,000
2,197,800
Marysville Village Sch. Dist., Gen. Oblig., Sch.
Impvt.,
   M.B.I.A.
Aaa              Zero        12/01/15        865
353,638
Miami Cnty. Hosp. Fac. Rev., Ref. & Impvt., Upper
Valley
   Med. Ctr.
Baa              6.375        5/15/26      1,000
1,070,820
Montgomery Cnty. Hlth. Sys. Rev., Ref., Franciscan
Med.
   Ctr., Dayton
Baa1             5.50         7/01/18      1,750
1,755,915
Montgomery Cnty. Swr. Sys. Rev.,
   Greater Moraine, Beaver Creek, F.G.I.C.
Aaa              Zero         9/01/05      1,000
719,560
   Greater Moraine, Beaver Creek, F.G.I.C.
Aaa             Zero          9/01/07        500
326,545
Mount Vernon City Sch. Dist., Gen. Oblig.,
F.G.I.C.            Aaa               7.50
12/01/14        500           588,660
Newark, Ltd. Tax Gen. Oblig., Wtr. Impvt.,
A.M.B.A.C.          Aaa             Zero
12/01/06        805           546,032
North Canton City Sch.,
   Cap. Apprec. Ref., F.G.I.C
Aaa             Zero         12/01/07      1,210
(e)       781,430
   Cap. Apprec. Ref., F.G.I.C
Aaa             Zero         12/01/09      1,205
(e)       695,345
Ohio Hsg. Fin. Agy., Mtg. Rev., G.N.M.A., A.M.T.
AAA(c)            6.05        9/01/17      1,000
1,056,060
Ohio St. Air Quality Dev. Auth. Rev., Poll. Ctrl.,
   Cleveland Elec. Co. Proj., F.G.I.C.
Aaa               8.00       12/01/13      2,500
(f)     2,900,825
   Cleveland Elect. Ref., A.M.T.
Ba1               6.10        8/01/20      1,000
1,048,630
   Edison Proj., Ser. A, F.G.I.C
Aaa               7.45        3/01/16      3,750
(f)     4,041,825
Ohio St. Bldg. Auth., Das Data Ctr. Proj.
Aa3               6.00       10/01/08        615
693,689
Ohio St. Higher Edl. Fac. Comn. Rev.,
   Case Western Resv. Univ., Ser. B
Aa                6.50       10/01/20        750
903,533
   Oberlin Coll.
NR                7.375      10/01/14      1,000
(d)     1,073,100
Ohio St. Sol. Wst. Rev., A.M.T.
NR                8.50        8/01/22      1,000
1,059,200
Ottawa Cnty. San. Sew. Sys. Rev., Danbury Proj.,
   A.M.B.A.C.
Aaa               7.375      10/01/14      1,000
(d)     1,074,560
Pickerington Local Sch. Dist.,
   Gen. Oblig., A.M.B.A.C.
Aaa             Zero         12/01/08        890
545,561
   Gen. Oblig., A.M.B.A.C.
Aaa             Zero         12/01/09      1,875
1,091,963
   Gen. Oblig., A.M.B.A.C.
Aaa             Zero         12/01/13        525
241,059
Puerto Rico, Cap. Apprec. Ref., Pub. Impt., Gen.
Oblig.        Baa1            Zero
7/01/14      1,000           446,120
Puerto Rico Elec. Pwr. Auth. Rev., Ser. O
Baa1              5.00        7/01/12      1,720
1,718,142
Puerto Rico Hwy. & Trans. Auth. Rev., M.B.I.A.
Aaa               5.50        7/01/15      5,000
5,402,400
Puerto Rico Pub. Bldgs. Auth. Rev., Gtd. Pub. Ed.
& Hlth.
   Facs.,
   Ser. J
Baa1            Zero          7/01/06      3,000
2,108,670
Reynoldsburg City Sch. Dist., Cap. Apprec. Ref.,
F.G.I.C.      Aaa             Zero
12/01/12      1,465           711,829
Sugarcreek Local Sch. Dist., Cap. Apprec.,
F.G.I.C.            Aaa             Zero
12/01/08        500           306,495
Summit Cnty. Ind. Dev. Rev., Century Products,
Gerber
   Foods
Aa1               7.75       11/01/05      3,250
(f)     3,331,185

--------------------------------------------------
------------------------------
See Notes to Financial Statements.     4

Portfolio of Investments as
of February 28, 1998                  PRUDENTIAL
MUNICIPAL SERIES FUND
(Unaudited)                           OHIO SERIES
--------------------------------------------------
------------------------------

Principal

Moody's        Interest     Maturity     Amount
Value
Description (a)
Rating           Rate         Date        (000)
(Note 1)
--------------------------------------------------
--------------------------------------------------
--------------------------
Toledo,
   Cap. Apprec. Ref., Ser. B, F.G.I.C.
Aaa              Zero        12/01/09    $ 1,450
$   844,451
   Cap. Apprec. Ref., Ser. B, F.G.I.C.
Aaa              Zero        12/01/10      1,000
548,640
Trumbull Cnty. Correctional Fac.,
   Cap. Apprec., A.M.B.A.C.
Aaa             Zero         12/01/08      1,250
766,238
   Cap. Apprec., A.M.B.A.C.
Aaa             Zero         12/01/09      1,250
727,975
Trumbull Cnty. Cap. Apprec., A.M.B.A.C.
Aaa             Zero         12/01/10      1,300
713,232
Univ. of Puerto Rico Rev., Cap. Apprec. Ref., Ser.
N,
   M.B.I.A.
Aaa             Zero          6/01/13      4,245
2,058,273
Virgin Islands Pub. Auth. Rev., Ref., Matching
Loan
   Notes,
   Ser. A
NR                7.25%      10/01/18      1,000
1,121,700
Virgin Islands Terr., Hugo Ins. Claims Fund Proj.,
Ser.
   91
NR                7.75       10/01/06        365
406,935
Virgin Islands Wtr. & Pwr. Auth., Elec. Sys. Rev.,
Ser. A      NR                7.40        7/01/11
960         1,051,008
Woodmore Indpt. Sch. Dist., Gen. Oblig.,
A.M.B.A.C.            Aaa             Zero
12/01/06        480           325,584

-----------
Total long-term investments (cost $80,767,520)
89,256,055

-----------
SHORT-TERM INVESTMENT--0.2%
Ohio St. Air Quality Dev. Auth. Rev., Ref., Cin.
Gas &
   Elec., Ser. 95 B, F.R.D.D. (cost $200,000)
VMIG1             3.60        3/02/98        200
200,000

-----------
Total Investments--99.1%
(cost $80,967,520; Note 4)
89,456,055
Other assets in excess of liabilities--0.9%
841,186

-----------
Net Assets--100%
$90,297,241

-----------

-----------

---------------
(a) The following abbreviations are used in
portfolio descriptions:
    A.M.B.A.C.--American Municipal Bond Assurance
Corporation.
    A.M.T.--Alternative Minimum Tax.
    F.G.I.C.--Financial Guaranty Insurance
Company.
    F.H.A.--Federal Housing Administration.
    F.R.D.D.--Floating Rate (Daily) Demand Note
(b).
    G.N.M.A.--Government National Mortgage
Association.
    M.B.I.A.--Municipal Bond Insurance
Association.
(b) For purposes of amortized cost valuation, the
maturity date of Floating Rate
    Demand Notes is considered to be the later of
the next date on which the
    security can be redeemed at par, or the next
date on which the rate of
    interest is adjusted.
(c) Standard & Poor's Rating.
(d) Prerefunded issues are secured by escrowed
cash and/or direct U.S.
guaranteed obligations.
(e) Represents when-issued or extended settlement
security.
(f) Pledged as collateral for financial futures
contracts, when-issued or
extended settlement security.
NR--Not Rated by Moody's or Standard & Poor's.
The Fund's current Statement of Additional
Information contains a description of
Moody's and Standard & Poor's ratings.
--------------------------------------------------
------------------------------
See Notes to Financial Statements.     5

PRUDENTIAL MUNICIPAL SERIES FUND
Statement of Assets and Liabilities
(Unaudited)                                 OHIO
SERIES
--------------------------------------------------
------------------------------

Assets
February 28, 1998
Investments, at value (cost
$80,967,520)......................................
 ...........................      $    89,456,055
Cash..............................................
 ..................................................
 .....               62,536
Receivable for investments
sold..............................................
 ............................            1,981,018
Interest
receivable........................................
 ..............................................
1,128,288
Receivable for Series shares
sold..............................................
 ..........................               60,642
Due from broker - variation
margin............................................
 ...........................                8,437
Other
assets............................................
 .................................................
1,990

-----------------
   Total
assets............................................
 ..............................................
92,698,966

-----------------
Liabilities
Payable for investments
purchased.........................................
 ...............................
2,121,014
Payable for Series shares
reacquired........................................
 .............................              146,251
Accrued
expenses..........................................
 ...............................................
38,559
Dividends
payable...........................................
 .............................................
38,079
Management fee
payable...........................................
 ........................................
34,889
Distribution fee
payable...........................................
 ......................................
19,155
Deferred trustee's
fees..............................................
 ....................................
3,778

-----------------
   Total
liabilities.......................................
 ..............................................
2,401,725

-----------------
Net
Assets............................................
 ..................................................
 .      $    90,297,241

-----------------

-----------------
Net assets were comprised of:
   Shares of beneficial interest, at
par...............................................
 ..................      $        73,776
   Paid-in capital in excess of
par...............................................
 .......................           81,099,263

-----------------

81,173,039
   Accumulated net realized gain on
investments.......................................
 ...................              639,729
   Net unrealized appreciation on
investments.......................................
 .....................            8,484,473

-----------------
Net assets, February 28,
1998..............................................
 ..............................      $
90,297,241

-----------------

-----------------
Class A:
   Net asset value and redemption price per share
      ($50,733,872 / 4,146,478 shares of
beneficial interest issued and
outstanding).....................
$12.24
   Maximum sales charge (3% of offering
price)............................................
 ...............                 .38

-----------------
   Maximum offering price to
public............................................
 ..........................               $12.62

-----------------

-----------------
Class B:
   Net asset value, offering price and redemption
price per share
      ($39,391,883 / 3,217,154 shares of
beneficial interest issued and
outstanding).....................
$12.24

-----------------

-----------------
Class C:
   Net asset value, offering price and redemption
price per share
      ($171,486 / 14,005 shares of beneficial
interest issued and
outstanding)...........................
$12.24

-----------------

-----------------

--------------------------------------------------
------------------------------
See Notes to Financial Statements.     6

PRUDENTIAL MUNICIPAL SERIES FUND
OHIO SERIES
Statement of Operations (Unaudited)
--------------------------------------------------
----------

Six Months

Ended
Net Investment Income
February 28, 1998
Income
   Interest................................      $
2,652,227
                                              ----
-------------
Expenses
   Management fee..........................
225,835
   Distribution fee--Class A...............
25,562
   Distribution fee--Class B...............
97,726
   Distribution fee--Class C...............
450
   Custodian's fees and expenses...........
39,000
   Transfer agent's fees and expenses......
30,000
   Registration fees.......................
12,000
   Reports to shareholders.................
11,000
   Audit fee and expenses..................
5,000
   Trustees' fees..........................
2,000
   Legal fees and expenses.................
1,000
   Miscellaneous...........................
3,131
                                              ----
-------------
      Total expenses.......................
452,704
   Less: Custodian fee credit..............
(817)
                                              ----
-------------
      Net expenses.........................
451,887
                                              ----
-------------
Net investment income......................
2,200,340
                                              ----
-------------
Realized and Unrealized Gain
(Loss) on Investments
Net realized gain (loss) on:
   Investment transactions.................
1,058,150
   Financial futures transactions..........
(344,698)
                                              ----
-------------

713,452
                                              ----
-------------
Net change in unrealized appreciation on:
   Investments.............................
1,900,084
   Financial futures contracts.............
(4,062)
                                              ----
-------------

1,896,022
                                              ----
-------------
Net gain on investments....................
2,609,474
                                              ----
-------------
Net Increase in Net Assets
Resulting from Operations..................      $
4,809,814
                                              ----
-------------
                                              ----
-------------

PRUDENTIAL MUNICIPAL SERIES FUND
OHIO SERIES
Statement of Changes in Net Assets (Unaudited)
--------------------------------------------------
----------

                                     Six Months
                                       Ended
Year Ended
Increase (Decrease)                 February 28,
August 31,
in Net Assets                           1998
1997
Operations
   Net investment income..........  $  2,200,340
$  5,035,371
   Net realized gain on investment
      transactions................       713,452
715,637
   Net change in unrealized
      appreciation of
      investments.................     1,896,022
1,564,511
                                    ------------
------------
   Net increase in net assets
      resulting from operations...     4,809,814
7,315,519
                                    ------------
------------
Dividends and distributions (Note
   1):
   Dividends from net investment
      income
      Class A.....................    (1,289,542)
(2,772,904)
      Class B.....................      (908,165)
(2,259,774)
      Class C.....................        (2,633)
(2,693)
                                    ------------
------------
                                      (2,200,340)
(5,035,371)
                                    ------------
------------
   Distributions in excess of net
      investment income
      Class A.....................        (4,269)
(8,880)
      Class B.....................        (3,222)
(7,822)
      Class C.....................           (14)
(16)
                                    ------------
------------
                                          (7,505)
(16,718)
                                    ------------
------------
   Distributions from net realized
      gains
      Class A.....................      (268,925)
(75,480)
      Class B.....................      (202,959)
(66,491)
      Class C.....................          (850)
(134)
                                    ------------
------------
                                        (472,734)
(142,105)
                                    ------------
------------
Series share transactions (net of
   share conversions) (Note 5):
   Net proceeds from shares
      sold........................     1,393,695
3,739,237
   Net asset value of shares
      issued in reinvestment of
      dividends and
      distributions...............     1,586,356
3,073,341
   Cost of shares reacquired......    (6,629,870)
(18,009,150)
                                    ------------
------------
   Net decrease in net assets from
      Series share transactions...    (3,649,819)
(11,196,572)
                                    ------------
------------
Total decrease....................    (1,520,584)
(9,075,247)
Net Assets
Beginning of period...............    91,817,825
100,893,072
                                    ------------
------------
End of period.....................  $ 90,297,241
$ 91,817,825
                                    ------------
------------
                                    ------------
------------

--------------------------------------------------
------------------------------
See Notes to Financial Statements.     7

                                        PRUDENTIAL
MUNICIPAL SERIES FUND
Notes to Financial Statements
(Unaudited)                             OHIO
SERIES
--------------------------------------------------
------------------------------
Prudential Municipal Series Fund (the 'Fund') is
registered under the Investment
Company Act of 1940, as an open-end investment
company. The Fund was organized
as a Massachusetts business trust on May 18, 1984
and consists of 13 series. The
monies of each series are invested in separate,
independently managed
portfolios. The Ohio Series (the 'Series')
commenced investment operations in
September, 1984. The Series is diversified and its
investment objectives is to
maximize current income that is exempt from Ohio
state and federal income taxes
consistent with the preservation of capital and,
in conjunction therewith, the
Series may invest in debt securities with the
potential for capital gains. The
Series seeks to achieve this objective by
investing primarily in Ohio state,
municipal and local government obligations and
obligations of other qualifying
issuers. The ability of the issuers of the
securities held by the Series to meet
their obligations may be affected by economic
developments in a specific state,
industry or region.
--------------------------------------------------
----------
Note 1. Accounting Policies
The following is a summary of significant
accounting policies followed by the
Fund, and the Series, in preparation of its
financial statements.
Securities Valuation: The Series values municipal
securities (including
commitments to purchase such securities on a 'when-
issued' basis) on the basis
of prices provided by a pricing service which uses
information with respect to
transactions in bonds, quotations from bond
dealers, market transactions in
comparable securities and various relationships
between securities in
determining values. If market quotations are not
readily available from such
pricing services, a security is valued at its fair
value as determined under
procedures established by the Trustees.
Short-term securities which mature in more than 60
days are valued at current
market quotations. Short-term securities which
mature in 60 days or less are
valued at amortized cost.
All securities are valued as of 4:15 p.m., New
York time.
Financial Futures Contracts: A financial futures
contract is an agreement to
purchase (long) or sell (short) an agreed amount
of securities at a set price
for delivery on a future date. Upon entering into
a financial futures contract,
the Series is required to pledge to the broker an
amount of cash and/or other
assets equal to a certain percentage of the
contract amount. This amount is
known as the 'initial margin.' Subsequent
payments, known as 'variation margin,'
are made or received by the Series each day,
depending on the daily fluctuations
in the value of the underlying security. Such
variation margin is recorded for
financial statement purposes on a daily basis as
unrealized gain or loss. When
the contract expires or is closed, the gain or
loss is realized and is presented
in the statement of operations as net realized
gain (loss) on financial futures
contracts.
The Series invests in financial futures contracts
in order to hedge its existing
portfolio securities or securities the Series
intends to purchase, against
fluctuations in value caused by changes in
prevailing interest rates. Should
interest rates move unexpectedly, the Series may
not achieve the anticipated
benefits of the financial futures contracts and
may realize a loss. The use of
futures transactions involves the risk of
imperfect correlation in movements in
the price of futures contracts, interest rates and
the underlying hedged assets.
Securities Transactions and Net Investment Income:
Securities transactions are
recorded on the trade date. Realized gains and
losses on sales of securities are
calculated on the identified cost basis. Interest
income is recorded on the
accrual basis. The Series amortizes premiums and
accretes original issue
discount paid on purchases of portfolio securities
as adjustments to interest
income. Expenses are recorded on the accrual basis
which may require the use of
certain estimates by management.
Net investment income (other than distribution
fees) and unrealized and realized
gains or losses are allocated daily to each class
of shares based upon the
relative proportion of net assets of each class at
the beginning of the day.
Federal Income Taxes: For federal income tax
purposes, each Series in the Fund
is treated as a separate taxpaying entity. It is
the intent of the Series to
continue to meet the requirements of the Internal
Revenue Code applicable to
regulated investment companies and to distribute
all of its net income to
shareholders. For this reason, no federal income
tax provision is required.
Dividends and Distributions: The Series declares
daily dividends from net
investment income. Payment of dividends are made
monthly. Distributions of net
capital gains, if any, are made annually.
Income distributions and capital gain
distributions are determined in accordance
with income tax regulations which may differ from
generally accepted accounting
principles.
Custody Fee Credits: The Fund has an arrangement
with its custodian bank,
whereby uninvested monies earn credits which
reduce the fees charged by the
custodian.
Reclassification of Capital Accounts: The Fund
accounts and reports for
distributions to shareholders in accordance with
American Institute of Certified
Public Accountants, Statement of Position 93-2:
Determination, Disclosure, and
Financial Statement Presentation of Income,
Capital Gain, and Return of Capital
Distributions by Investment Companies.
--------------------------------------------------
------------------------------
                                       PRUDENTIAL
MUNICIPAL SERIES FUND
Notes to Financial Statements
(Unaudited)                            OHIO SERIES
--------------------------------------------------
------------------------------
The effect of applying this statement was to
increase undistributed net
investment income and decrease accumulated net
realized gain by $7,505, due to
the sale of securities purchased with market
discount. Net investment income,
net realized gains and net assets were not
affected by this change.
--------------------------------------------------
----------
Note 2. Agreements
The Fund has a management agreement with
Prudential Investments Fund Management
LLC ('PIFM'). Pursuant to this agreement, PIFM has
responsibility for all
investment advisory services and supervises the
subadviser's performance of such
services. PIFM has entered into a subadvisory
agreement with The Prudential
Investment Corporation ('PIC'); PIC furnishes
investment advisory services in
connection with the management of the Fund. PIFM
pays for the cost of the
subadviser's services, the cost of compensation of
officers and employees of the
Fund, occupancy and certain clerical and
bookkeeping costs of the Fund. The Fund
bears all other costs and expenses.
The management fee paid PIFM is computed daily and
payable monthly, at an annual
rate of .50 of 1% of the average daily net assets
of the Series.
The Fund has a distribution agreement with
Prudential Securities Incorporated
('PSI'), which acts as the distributor of the
Class A, Class B and Class C
shares of the Fund. The Fund compensates PSI for
distributing and servicing the
Fund's Class A, Class B and Class C shares,
pursuant to plans of distribution,
(the 'Class A, B and C Plans'), regardless of
expenses actually incurred by PSI.
The distribution fees are accrued daily and
payable monthly.
Pursuant to the Class A, B and C Plans, the Fund
compensates PSI for
distribution-related activities at an annual rate
of up to .30 of 1%, .50 of 1%
and 1% of the average daily net assets of the
Class A, B and C shares,
respectively. Such expenses under the Plans were
 .10 of 1%, .50 of 1% and .75 of
1% of the average daily net assets of the Class A,
B and C shares, respectively,
for the six months ended February 28, 1998.
PSI has advised the Series that it has received
approximately $700 in front-end
sales charges resulting from sales of Class A
shares during the six months ended
February 28, 1998. From these fees, PSI paid such
sales charges to affiliated
broker-dealers, which in turn paid commissions to
sales-persons and incurred
other distribution costs.
PSI has advised the Series that for the six months
ended February 28, 1998, it
received approximately $49,800 in contingent
deferred sales charges imposed upon
certain redemptions by Class B and Class C
shareholders.
PSI, PIFM, and PIC are indirect, wholly owned
subsidiaries of The Prudential
Insurance Company of America.
The Series, along with other affiliated registered
investment companies (the
'Funds'), entered into a credit agreement (the
'Agreement') with an unaffiliated
lender. The maximum commitment under the Agreement
is $200,000,000. Interest on
any such borrowings outstanding will be at market
rates. The purpose of the
Agreement is to serve as an alternative source of
funding for capital share
redemptions. The Series has not borrowed any
amounts pursuant to the Agreement
during the six months ended February 28, 1998. The
Funds pay a commitment fee at
an annual rate of .055 of 1% on the unused portion
of the credit facility. The
commitment fee is accrued and paid quarterly on a
pro rata basis by the Funds.
The Agreement expired on December 30, 1997 and has
been extended through
December 29, 1998 under the same terms.
--------------------------------------------------
----------
Note 3. Other Transactions with Affiliates
Prudential Mutual Fund Services LLC ('PMFS'), a
wholly owned subsidiary of PIFM,
serves as the Fund's transfer agent. During the
six months ended February 28,
1998, the Series incurred fees of approximately
$21,500 for the services of
PMFS. During the six months ended February 28,
1998, approximately $3,600 of
such fees were due to PMFS. Transfer agent fees
and expenses in the Statement of
Operations include certain out-of-pocket expenses
paid to nonaffiliates.
--------------------------------------------------
----------
Note 4. Portfolio Securities
Purchases and sales of portfolio securities of the
Series, excluding short-term
investments, for the six months ended February 28,
1998 were $16,897,358 and
$21,882,410, respectively.
The cost basis of investments for federal income
tax purposes at February 28,
1998 was substantially the same as for financial
reporting purposes and
accordingly, net unrealized appreciation of
investments for federal income tax
purposes was $8,488,535 (gross unrealized
appreciation--$8,504,311; gross
unrealized depreciation--$15,776).
--------------------------------------------------
------------------------------

PRUDENTIAL MUNICIPAL SERIES FUND
Notes to Financial Statements
(Unaudited)                                 OHIO
SERIES
--------------------------------------------------
------------------------------
During the six months ended February 28, 1998, the Series entered into financial futures contracts. Details of open contracts at February 28, 1998 are as follows:

Value at        Value at        Unrealized
  Number of                       Expiration
February 28,       Trade        Appreciation/
  Contracts           Type           Date
1998            Date        (Depreciation)
--------------    ------------    ----------    --
----------     ----------     --------------
Long Positions:
10                U.S. T-Bond     Mar. 1998
$1,207,813      $1,227,500        $(19,687)
20                U.S. T-Bond     June 1998
2,409,375       2,393,750          15,625

-------

$ (4,062)

-------

-------

--------------------------------------------------
----------
Note 5. Capital
The Series offers Class A, Class B and Class C shares. Class A shares are sold with a front-end sales charge of up to 3%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a contingent deferred sales charge of 1% during the first year.
Class B shares automatically
convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualify to purchase Class A shares at net asset value.
The Fund has authorized an unlimited number of shares of beneficial interest of each class at $.01 par value per share.
Transactions in shares of beneficial interest for the six months ended February
28, 1998 and the fiscal year ended August 31, 1997 were as follows:

Class A                                  Shares
Amount
--------------------------------------  --------
------------
Six months ended February 28, 1998:
Shares sold...........................    15,050
$    181,570
Shares issued in reinvestment of
  dividends
  and distributions...................    77,536
941,271
Shares reacquired.....................  (329,616)
(4,012,778)
                                        --------
------------
Net decrease in shares outstanding
  before conversion...................  (237,030)
(2,889,937)
Shares issued upon conversion from
  Class B.............................   119,375
1,439,421
                                        --------
------------
Net decrease in shares outstanding....  (117,655)
$ (1,450,516)
                                        --------
------------
                                        --------
------------
Year ended August 31, 1997:
Shares sold...........................    49,987
$    593,763
Shares issued in reinvestment of
  dividends
  and distributions...................   144,889
1,718,951
Shares reacquired.....................  (775,729)
(9,195,686)
                                        --------
------------
Net decrease in shares outstanding
  before conversion...................  (580,853)
(6,882,972)
Shares issued upon conversion from
  Class B.............................   583,271
6,914,521
                                        --------
------------
Net increase in shares outstanding....     2,418
$     31,549
                                        --------
------------
                                        --------
------------
Class B                                  Shares
Amount
--------------------------------------  --------
------------
Six months ended February 28, 1998:
Shares sold...........................    90,934
$  1,106,125
Shares issued in reinvestment of
  dividends
  and distributions...................    52,932
643,117
Shares reacquired.....................  (215,309)
(2,606,652)
                                        --------
------------
Net decrease in shares outstanding
  before conversion...................   (71,443)
(857,410)
Shares reacquired upon conversion into
  Class A.............................  (119,276)
(1,439,421)
                                        --------
------------
Net decrease in shares outstanding....  (190,719)
$ (2,296,831)
                                        --------
------------
                                        --------
------------
Year ended August 31, 1997:
Shares sold...........................   260,769
$  3,098,896
Shares issued in reinvestment of
  dividends
  and distributions...................   113,885
1,351,814
Shares reacquired.....................  (740,541)
(8,791,868)
                                        --------
------------
Net decrease in shares outstanding
  before conversion...................  (365,887)
(4,341,158)
Shares reacquired upon conversion into
  Class A.............................  (582,780)
(6,914,521)
                                        --------
------------
Net decrease in shares outstanding....  (948,667)
$(11,255,679)
                                        --------
------------
                                        --------
------------
Class C
--------------------------------------
Six months ended February 28, 1998:
Shares sold...........................     8,774
$    106,000
Shares issued in reinvestment of
  dividends
  and distributions...................       162
1,968
Shares reacquired.....................      (863)
(10,440)
                                        --------
------------
Net increase in shares outstanding....     8,073
$     97,528
                                        --------
------------
                                        --------
------------
Year ended August 31, 1997:
Shares sold...........................     3,802
$     46,578
Shares issued in reinvestment of
  dividends
  and distributions...................       217
2,576
Shares reacquired.....................    (1,828)
(21,596)
                                        --------
------------
Net increase in shares outstanding....     2,191
$     27,558
                                        --------
------------
                                        --------
------------

--------------------------------------------------
------------------------------

PRUDENTIAL MUNICIPAL SERIES FUND
Financial Highlights (Unaudited)             OHIO
SERIES
--------------------------------------------------
------------------------------

Class A

--------------------------------------------------
--------------------

Six Months

Ended                         Year Ended August
31,

February 28,     ---------------------------------
--------------------

1998          1997        1996        1995
1994       1993

------------     -------     -------     -------
------     ------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of
period...................     $  11.95       $
11.70     $ 11.92     $ 11.72     $12.38
$11.69

------       -------     -------     -------     -
-----     ------
Income from investment operations
Net investment
income..................................
 .30           .63(a)      .63(a)      .65(a)
 .66        .69
Net realized and unrealized gain (loss) on
investment

transactions......................................
 ..          .35           .27        (.15)
 .20       (.66)       .69

------       -------     -------     -------     -
-----     ------
   Total from investment
operations....................          .65
 .90         .48         .85         --       1.38

------       -------     -------     -------     -
-----     ------
Less distributions
Dividends from net investment
income...................         (.30)
(.63)       (.63)       (.65)      (.66)
(.69)
Distributions in excess of net investment
income.......           --(c)         --(c)
--          --         --         --
Distributions from net realized
gains..................         (.06)
(.02)       (.07)         --         --         --

------       -------     -------     -------     -
-----     ------
   Total
distributions.................................
(.36)         (.65)       (.70)       (.65)
(.66)      (.69)

------       -------     -------     -------     -
-----     ------
Net asset value, end of
period.........................     $  12.24
$ 11.95     $ 11.70     $ 11.92     $11.72
$12.38

------       -------     -------     -------     -
-----     ------

------       -------     -------     -------     -
-----     ------
TOTAL
RETURN(b):.......................................
5.62%         7.92%       4.02%       7.59%
(0.01)%    12.12%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
(000)........................     $ 50,734
$50,977     $49,851     $51,132     $4,749
$4,647
Average net assets
(000)...............................     $ 51,548
$51,641     $51,205     $29,904     $4,733
$2,904
Ratios to average net assets:
   Expenses, including distribution
fees...............          .83%(d)       .80%(a)
 .80%(a)     .83%(a)    .84%       .84%
   Expenses, excluding distribution
fees...............          .73%(d)       .70%(a)
 .70%(a)     .73%(a)    .74%       .74%
   Net investment
income...............................
5.04%(d)      5.37%(a)    5.27%(a)    5.50%(a)
5.45%      5.73%
For Class A, B and C shares:
   Portfolio turnover
rate.............................           19%
22%         35%         38%        20%        28%

---------------
(a) Net of management fee waiver.
(b) Total return does not consider the effects of
sales loads. Total return is
    calculated assuming a purchase of shares on
the first day and a sale on the
    last day of each period reported and includes
reinvestment of dividends and
    distributions. Total returns for periods of
less than a full year are not
    annualized.
(c) Less than $.005 per share.
(d) Annualized.
--------------------------------------------------
------------------------------
See Notes to Financial Statements.     11

PRUDENTIAL MUNICIPAL SERIES FUND
Financial Highlights (Unaudited)              OHIO
SERIES
--------------------------------------------------
------------------------------

Class B

--------------------------------------------------
------------------------

Six Months

Ended                           Year Ended August
31,

February 28,     ---------------------------------
------------------------

1998          1997        1996        1995
1994         1993

------------     -------     -------     -------
--------     --------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period.............
$  11.96       $ 11.71     $ 11.93     $ 11.73
$  12.38     $  11.70

------       -------     -------     -------     -
-------     --------
Income from investment operations
Net investment income............................
 .28           .59(a)      .58(a)      .60(a)
 .61          .65
Net realized and unrealized gain (loss) on
   investment transactions.......................
 .34           .27        (.15)        .20
(.65)         .68

------       -------     -------     -------     -
-------     --------
   Total from investment operations..............
 .62           .86         .43         .80
(.04)        1.33

------       -------     -------     -------     -
-------     --------
Less distributions
Dividends from net investment income.............
(.28)         (.59)       (.58)       (.60)
(.61)        (.65)
Distributions in excess of net investment
   income........................................
--(c)         --(c)       --          --
--           --
Distributions from net realized gains............
(.06)         (.02)       (.07)         --
--           --

------       -------     -------     -------     -
-------     --------
   Total distributions...........................
(.34)         (.61)       (.65)       (.60)
(.61)        (.65)

------       -------     -------     -------     -
-------     --------
Net asset value, end of period...................
$  12.24       $ 11.96     $ 11.71     $ 11.93
$  11.73     $  12.38

------       -------     -------     -------     -
-------     --------

------       -------     -------     -------     -
-------     --------
TOTAL RETURN(b):.................................
5.32%         7.49%       3.61%       7.16%
(0.33)%      11.58%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)..................
$ 39,392       $40,770     $50,998     $62,805
$118,270     $121,937
Average net assets (000).........................
$ 39,414       $45,503     $57,909     $85,410
$121,365     $110,053
Ratios to average net assets:
   Expenses, including distribution fees.........
1.23%(d)      1.20%(a)    1.20%(a)    1.22%(a)
1.24%        1.24%
   Expenses, excluding distribution fees.........
 .73%(d)       .70%(a)     .70%(a)     .72%(a)
 .74%         .74%
   Net investment income.........................
4.65%(d)      4.97%(a)    4.87%(a)    5.27%(a)
5.05%        5.33%

---------------
(a) Net of management fee waiver.
(b) Total return does not consider the effects of
sales loads. Total return is
    calculated assuming a purchase of shares on
the first day and a sale on the
    last day of each period reported and includes
reinvestment of dividends and
    distributions. Total returns for periods of
less than a full year are not
    annualized.
(c) Less than $.005 per share.
(d) Annualized.
--------------------------------------------------
------------------------------
See Notes to Financial Statements.     12

PRUDENTIAL MUNICIPAL SERIES FUND
Financial Highlights (Unaudited)           OHIO
SERIES
--------------------------------------------------
------------------------------

Class C

--------------------------------------------------
--------------------------

August 1,

Six Months
1994(e)

Ended                    Year Ended August 31,
Through

February 28,     ---------------------------------
-----------     August 31,

1998             1997             1996
1995           1994

------------     ------------     ------------
----------     ----------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period.............
$  11.96          $11.71           $11.93
$11.73         $11.75

------           -----            -----
-----          -----
Income from investment operations
Net investment income............................
 .27             .56(a)           .55(a)
 .57(a)         .05
Net realized and unrealized gain (loss) on
   investment transactions.......................
 .34             .27             (.15)
 .20           (.02)

------           -----            -----
-----          -----
   Total from investment operations..............
 .61             .83              .40
 .77            .03

------           -----            -----
-----          -----
Less distributions
Dividends from net investment income.............
(.27)           (.56)            (.55)
(.57)          (.05)
Distributions in excess of net investment
   income........................................
--(c)           --(c)            --              -
-             --
Distributions from net realized gains............
(.06)           (.02)            (.07)
--             --

------           -----            -----
-----          -----
   Total distributions...........................
(.33)           (.58)            (.62)
(.57)          (.05)

------           -----            -----
-----          -----
Net asset value, end of period...................
$  12.24          $11.96           $11.71
$11.93         $11.73

------           -----            -----
-----          -----

------           -----            -----
-----          -----
TOTAL RETURN(b):.................................
5.19%           7.22%            3.36%
6.89%          0.18%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)..................
$171             $71              $44
$126             $5
Average net assets (000).........................
$121             $57              $97            $
61             $2
Ratios to average net assets:
   Expenses, including distribution fees.........
1.48%(d)        1.45%(a)         1.45%(a)
1.49%(a)       2.28%(d)
   Expenses, excluding distribution fees.........
 .73%(d)         .70%(a)          .70%(a)
 .74%(a)       1.53%(d)
   Net investment income.........................
4.39%(d)        4.72%(a)         4.62%(a)
4.76%(a)       4.73%(d)

---------------
(a) Net of management fee waiver.
(b) Total return does not consider the effects of
sales loads. Total return is
    calculated assuming a purchase of shares on
the first day and a sale on the
    last day of each period reported and includes
reinvestment of dividends and
    distributions. Total returns for periods of
less than a full year are not
    annualized.
(c) Less than $.005 per share.
(d) Annualized.
(e) Commencement of offering of Class C shares.
--------------------------------------------------
------------------------------
See Notes to Financial Statements.     13

Getting The Most From Your Prudential Mutual Fund.

Some mutual fund shareholders won't ever read this -- they don't read annual and semi-annual reports.
It's quite understandable. These annual and semi-annual reports are prepared to comply with Federal regulations.
They are often written in language that is difficult to understand. So when most people run into those particularly daunting sections of these reports, they don't read them.

We think that's a mistake.

At Prudential Mutual Funds, we've made some changes to our report to make it easier to understand and more pleasant to read, in hopes you'll find it profitable to spend a few minutes familiarizing yourself with your investment. Here's what you'll find in the report:

At A Glance
Since an investment's performance is often a shareholder's primary concern, we present performance information in two different formats. You'll find it first on the "At
A Glance" page where we compare the Fund and the comparable average calculated by Lipper Analytical
Services, a nationally recognized mutual fund rating agency. We report both the cumulative total returns and the average annual total returns. The cumulative total return is the total amount of income and appreciation the Fund has achieved in various time periods. The average annual total return is an annualized representation of the Fund's performance -- it generally smoothes out returns and gives you an idea how much the Fund has earned in an average year, for a given time period. Under the performance box, you'll see legends that explain the performance information, whether fees and sales charges have been included in returns, and the inception dates for the Fund's share classes.

See the performance comparison charts at the back of the report for more performance information. And keep in mind that past perfor-mance is not indicative of future results.

Portfolio Manager's Report

The portfolio manager who invests your money for you reports on successful -- and not-so-successful -- strategies in this section of your report. Look for recent purchases and sales here, as well as information about the sectors the portfolio manager favors and any changes that are on the drawing board.

Portfolio Of Investments

This is where the report begins to look technical, but it's really just a listing of each security held at the end of the reporting period, along with valuations and other information.
Please note that sometimes we discuss a security in the Portfolio
Manager's Report that doesn't appear in this listing because it was sold before the close of the reporting period.

Statement Of Assets And Liabilities

The balance sheet shows the assets (the value of the Fund's holdings), liabilities (how much the Fund owes) and net assets (the Fund's equity, or holdings after the Fund pays its debts) as of the end of the reporting period. It also shows how we calculate the net asset value per share for each class of shares. The net asset value is reduced by payment of your dividend, capital gain, or other distribution, but remember that the money or new shares are being paid or issued to you. The net asset value fluctuates daily along with the value of every security in the portfolio.

Statement Of Operations

This is the income statement, which details income
(mostly interest
and dividends earned) and expenses (including what you pay us to manage your money). You'll also see capital gains here -- both realized and unrealized.

Statement Of Changes
In Net Assets

This schedule shows how income and expenses translate into changes in net assets. The Fund is required to pay out the bulk of its income to shareholders every year, and this statement shows you how we do it -- through dividends and distributions -- and how that affects the net assets.
This statement also shows how money from investors flowed into and out of the Fund.

Notes To Financial
Statements

This is the kind of technical material that can intimidate readers, but it does contain useful information.
The Notes
provide a brief history and explanation of your Fund's objectives. In addition, they also outline how
Prudential
Mutual Funds prices securities. The Notes also explain who manages and distributes the Fund's shares, and more importantly, how much they are paid for doing so. Finally, the Notes explain how many shares are outstanding and the number issued and redeemed over the period.

Financial Highlights

This information contains many elements from prior pages, but on a per share basis. It is designed to help you understand how the Fund performed and to compare this year's performance and expenses to those of prior years.

Independent Auditor's Report

Once a year, an outside auditor looks over our books and certifies that the information is fairly presented and complies with generally accepted accounting principles.

Tax Information
This is information which we report annually about how much of your total return is taxable. Should you have any questions, you may want to consult a tax advisor.

Performance Comparison

These charts are included in the annual report and are required by the Securities Exchange Commission.
Performance
is presented here as a hypothetical $10,000 investment in the
Fund since its inception or for 10 years
(whichever is shorter).
To help you put that return in context, we are required to include the performance of an unmanaged, broad based securities index, as well. The index does not reflect the cost of buying the securities it contains or the cost of managing a mutual fund.
Of course, the index holdings do not mirror those of the fund -- the index is a broadly based reference point commonly used by investors to measure how well they are doing. A definition of the selected index is also provided. Investors generally cannot invest directly in an index.

Getting The Most From Your Prudential Mutual Fund.

How many times have you read these letters -- or other financial materials -- and stumbled across a word that you don't understand?

Many shareholders have run into the same problem.
We'd like
to help. So we'll use this space from time to time to explain some of the words you might have read, but not understood. And if you have a favorite word that no one can explain to your satisfaction, please write to us.

Basis Point: One 1/100th of 1%. For example, one half of one percentage point is 50 basis points.

Call Option: A contract giving the holder a right to buy stocks or bonds at a predetermined price (called the strike price) before a predetermined expiration date. A buyer of a call option generally expects to benefit from a rise in the price of the stock or bond.

Capital Gain/Capital Loss: The difference between the cost of a capital asset (for example, a stock, bond or mutual fund share) and its selling price. Under current law the federal income tax rate for individuals on a long-term capital gain is up to 28%.

Collateralized Mortgage Obligations (CMOs): Pools of mortgage-backed securities sliced in maturity ranges that bear differing interest rates. These instruments are sensitive to changes in interest rates and homeowner refinancing activity. They are subject to prepayment and maturity extension risk.

Derivatives: Securities that derive their value from another security. The rate of return of these financial products rises and falls -- sometimes very suddenly -- in response to changes in some specific interest rate, currency, stock or other variable.

Discount Rate: The interest rate charged by the Federal
Reserve on loans to banks and other depository institutions.

Federal Funds Rate: The interest rate charged by one bank to another on overnight loans.

Futures Contract: An agreement to deliver a specific amount of a commodity or financial instrument at a set price at a stipulated time in the future.

Leverage: The use of borrowed assets to enhance return on equity. The expectation is that the interest rate charged will be lower than the return on the investment.
While
leverage can increase profits, it can also magnify losses.

Liquidity: The ease with which a financial instrument (or mutual fund) can be bought or sold (converted into cash)
in the financial markets.

Price/Earnings Ratio: The price of a share of stock divided by the earnings per share for a 12-month period.

Option: An agreement to sell something, such as shares of stock, by a certain time for a specified price. An option need not be exercised.

Spread: The difference between two values; most
often used
to describe the difference   between prices bid
and asked
for a security.

Yankee Bond: A bond denominated in U.S. dollars but sold by a foreign company or government in the U.S.
market.

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ  07102-4077

(800) 225-1852
http://www.prudential.com


Trustees
Edward D. Beach
Eugene C. Dorsey
Delayne Dedrick Gold
Robert F. Gunia
Harry A. Jacobs, Jr.
Mendel A. Melzer, CFA
Thomas T. Mooney
Thomas H. O'Brien
Richard A. Redeker
Nancy H. Teeters
Louis A. Weil, III

Officers
Richard A. Redeker, President
Robert F. Gunia, Vice President
Grace C. Torres, Treasurer
Stephen M. Ungerman, Assistant Treasurer
S. Jane Rose, Secretary
Deborah A. Docs, Assistant Secretary

Manager
Prudential Investments Fund Management LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Investment Adviser
The Prudential Investment Corporation
Prudential Plaza
Newark, NJ 07102-3777

Distributor
Prudential Securities Incorporated
One Seaport Plaza
New York, NY 10292

Custodian
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

Transfer Agent
Prudential Mutual Fund Services LLC
P.O. Box 15005
New Brunswick, NJ 08906

Independent Accountants
Price Waterhouse LLP
1177 Avenue of the Americas
New York, NY 10036

Legal Counsel
Shereff, Friedman, Hoffman & Goodman, LLP
919 Third Avenue
New York, NY 10022

The views expressed in this report and information about the Series' portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of February 28, 1998 were not audited and, accordingly, no opinion is expressed on them.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

(LOGO)

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ  07102-4077
(800) 225-1852

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